THE ALGER FUND


                       SUPPLEMENT DATED JANUARY 20, 1999
                   TO THE PROSPECTUS DATED FEBRUARY 25, 1998
                        AS SUPPLEMENTED ON MAY 18, 1998,
                        AUGUST 5, 1998, AUGUST 20, 1998
                             AND DECEMBER 21, 1998


     The  following  modifies  the  information   contained  in  the  Prospectus
Supplement of December 21, 1998:


          Certificates will not be available for Class A or Class C shares. Certificates for Class B shares are available only upon written request to the Transfer Agent. Certificates will not be available for fractional shares.